Contract revenues, Grant from the Target ALS Foundation (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 USD ($)
Contract revenues [Abstract]
Recognized revenues	SFr 0	SFr 15,431	SFr 110,456
Accrued income	975	1,591	1,095
Deferred income	717	306	4,477
Grant from Target ALS Foundation [Member]
Contract revenues [Abstract]
Total potential collaboration agreement value				SFr 200	$ 0.3
Recognized revenues	100	SFr 0	SFr 0
Accrued income	100
Deferred income	SFr 100